INTANGIBLE ASSETS, NET (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Dec. 24, 2021	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortisation, intangible assets other than goodwill		$ 145
SMX beverages pty ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Other intangible assets [member] | SMX beverages pty ltd [member]
IfrsStatementLineItems [Line Items]
Intangible assets under development		$ 662
Proportion of ownership interest in joint venture		50.00%